Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 120
Cost of revenues	67
Gross profit	53
Research and development expenses, net	10,170	8,563	10,210
Marketing and sales expenses	1,848	1,268	1,350
General and administrative expenses	3,980	3,005	3,469
Operating loss	15,945	12,836	15,029
Equity in net loss of an affiliated company		2,718	839
Financial income, net	(909)	(179)	(429)
Net Loss	$ 15,036	$ 15,375	$ 15,439
Basic and diluted loss per share (in USD) (in Dollars per share)	$ (0.05)	$ (0.07)	$ (0.1)
Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands (in Shares)	321,356	219,913	149,534